SCHEDULE OF RESTRICTED SHARE UNITS ACTIVITY (Details) - Restricted share units [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding, beginning balance | shares	6	6
Number of options outstanding | $ / shares	$ 530,880	$ 530,880
Number of RSU's, granted | shares
Weighted average exercise price, granted | $ / shares
Number of RSU's, exercised/cancelled | shares
Weighted average exercise price, exercised/cancelled | $ / shares
Number of RSU's outstanding, ending balance | shares	6	6
Number of options outstanding | $ / shares	$ 530,880	$ 530,880